Share-based payment arrangements - Expenses recognized in profit or loss (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long term incentive plan 2016, 2017, 2018, 2019 And transaction based incentive plan 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provisions for employee benefits	$ 1.2	$ 2.5	$ 0.5